Income tax - Summary of income tax calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	R$ 3,936,348	R$ 3,444,656	R$ 3,815,174
Combined tax rate in Brazil	34.00%	34.00%	34.00%
Tax expense at the combined rate	R$ 1,338,359	R$ 1,171,183	R$ 1,297,159
Loss (income) from entities not subject to deferred taxation	0	245	554
Effects from entities taxed at different rates	(43,572)	62,596	146,377
Effects from entities taxed at different taxation regimes	(1,174,605)	(1,343,757)	(1,128,400)
Intercompany transactions with different taxation regimes	(68,673)	(46,674)	(79,055)
Tax incentives	(17,835)	(5,346)	(21,036)
Non-deductible expenses (non-taxable income)	(17,459)	(3,758)	(25,216)
Effect from Social Contribution on net equity rate increase	0	985	0
Others	20,742	21,455	(18,101)
Income tax credit / (expense)	36,957	(135,555)	222,714
Current	586,659	262,237	610,265
Deferred	R$ (549,702)	R$ (397,792)	R$ (387,551)